RELATED PARTY TRANSACTIONS (Details)	12 Months Ended				12 Months Ended									1 Months Ended	12 Months Ended								0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 Keystone	Dec. 31, 2014 Home Inns CNY item	Dec. 31, 2013 Home Inns CNY	Dec. 31, 2012 Home Inns CNY	Dec. 31, 2014 Hanting CNY	Dec. 31, 2013 Hanting CNY	Dec. 31, 2012 Hanting CNY	Dec. 31, 2014 Skyseas USD ($)	Dec. 31, 2014 Skyseas CNY	Dec. 31, 2014 LY.com CNY	Sep. 30, 2013 Technology company focusing on hotel customer reviews CNY	Dec. 31, 2014 Technology company focusing on hotel customer reviews CNY	Dec. 31, 2013 Technology company focusing on hotel customer reviews CNY	Dec. 31, 2014 Ananda Travel Service (Aust.) Pty Limited ("Ananda") CNY	Dec. 31, 2013 Ananda Travel Service (Aust.) Pty Limited ("Ananda") CNY	Dec. 31, 2012 Ananda Travel Service (Aust.) Pty Limited ("Ananda") CNY	Dec. 31, 2012 Joyu Tourism Operating Group ("Joyu") CNY	Dec. 31, 2013 Starway Hong Kong CNY	Dec. 31, 2012 Starway Hong Kong CNY	Nov. 30, 2013 Starway Hong Kong Hanting CNY	May 31, 2012 Starway Hong Kong Hanting CNY	Dec. 31, 2013 Starway Hong Kong Hanting CNY	Dec. 31, 2012 Starway Hong Kong Hanting CNY	Nov. 30, 2013 Starway Hong Kong Hanting CNY	Dec. 31, 2013 Starway Hong Kong Public sentiment information management system CNY
RELATED PARTY TRANSACTIONS
Commissions from related parties					38,139,325	38,709,984	35,932,452	19,234,632	17,127,847	10,988,806											6,146,474	7,118,150
Commissions to related parties													76,093,733
Consideration for disposal of majority equity share of Starway Hong Kong to Hanting	13,142,920																						16,500,000	17,100,000	16,459,926	17,131,759
Amount of entursted loan and interest											80,000,000	505,955,950		13,000,000	694,577	13,374,109
Interest rate on entrusted loan (as a percent)											3.00%	3.00%
Purchases from related party																	27,197,283	32,738,333	32,989,774	2,160,000
Transferred equity percentage																								51.00%			49.00%
Number of shared directors					2
Purchase price receivable																											12,250,000
Period of installment																							3 years
Term of the loan														1 year
Percentage of equity interest acquired				4.00%
Due from related parties, current	21,774,669	1,703,404	10,568,937		4,166,006	3,029,166		6,402,931	5,592,854																			13,152,649
Due from related parties, non-current	8,166,667	82,203,411	510,039,284					4,083,334	8,166,667			505,955,950
Due to related parties, current	11,216,780	$ 2,747,817	17,049,103					1,000,000	1,000,000				10,250,334				5,798,769	10,216,780